OTHER OPERATING GAINS (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Operating Income (Loss) [Abstract]
Gain on termination of vessel lease	$ 7,409	$ 0
Gain on sale of vessel	12,354	0
Gain on settlement of claim	3,422	0
Gain on pool arrangements	766	681
Other gains	268	288
Other operating gains	$ 24,219	$ 969